3 CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2019
Cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS

3       CASH AND CASH EQUIVALENTS

		Consolidated
	12/31/2019	12/31/2018
Current
Cash and cash equivalents
Cash and banks	496,769	1,124,714

Short-term investments
In Brazil:
Government securities	69,093	10,247
Private securities	462,831	609,480
	531.924	619,727
Abroad:
Private securities	60,262	503,563
Total short-term investments	592,186	1,123,290
Cash and cash equivalents	1,088,955	2,248,004

The funds available established in Brazil, are basically invested in repurchase agreements and Bank Certificate of Deposit (“CDBs”) and yield interest based on the floating of Certificates of Interbank Deposits (“CDI”) and government securities are basically repurchase agreements backed by National Treasury Notes. The Company invests part of the resources through the exclusive investment funds, whose financial statements have been consolidated in the Company. The funds are managed by BNY Mellon Serviços Financeiros DTVM S.A. and Caixa Econômica Federal (CEF).

The funds available abroad are invested in private securities, in banks considered by management as top rated banks and the returns are based on fixed interest rates